VARIABLE INTEREST ENTITIES ("VIEs")	12 Months Ended
Dec. 31, 2022
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITIES ("VIEs")	VARIABLE INTEREST ENTITIES (“VIEs”)
Lessor VIEs

As part of the original transactions that were entered into by Golar, the vessels we acquired under the Vessel SPA had been sold and then subsequently leased back on a bareboat charter for a term of seven to ten years, with options available to the Predecessor to repurchase each vessel at fixed predetermined amounts during their respective charter periods and an obligation to repurchase each vessel at the end of each vessel's respective lease period.

Following completion of the acquisition of all of the vessels under the Vessel SPA which completed in April 2022, only two of the existing seven sale and leaseback arrangements, secured by the Golar Ice and Golar Kelvin, were novated and assumed by the Company. The remaining five sale and leaseback arrangements were repurchased by GSVM prior to disposal and refinanced by us with our $570 million senior secured sustainability term loan facility (Note 18). Consequently, this resulted in the deconsolidation of the five lessor VIEs by the Predecessor against the non-controlling interest of $115.4 million.

As of December 31, 2022, we leased two vessels from lessor VIEs as part of sale and leaseback agreements with ICBC Finance Leasing Co. Ltd. (“ICBCL”) entities.

The equity attributable to ICBCL in Lessor SPVs is included in non-controlling interests in our consolidated statement of operations and statement of changes in equity within the consolidated successor balance as of December 31, 2022. As of December 31, 2022, the carrying values of the vessels Golar Ice and Golar Kelvin are reported under “Vessels and equipment, net” in our consolidated balance sheet.

The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations.

Vessel	Effective from	Lessor	Sale value (in $ millions)	Lease duration	First repurchase option (in $ millions)	Date of first repurchase option(2)	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
Successor and Predecessor Period
Golar Kelvin	January 2015	ICBCL	204.0	10 years	173.8	January 2020	71.0	January 2025
Golar Ice	February 2015	ICBCL	204.0	10 years	173.8	February 2020	71.0	January 2025
Predecessor Period
Golar Snow (1)	January 2015	ICBCL	204.0	10 years	173.8	January 2020	116.2	April 2023
Golar Glacier (1)	October 2014	ICBCL	204.0	10 years	173.8	October 2019	113.4	April 2023
Golar Seal	March 2016	CCBFL	203.0	10 years	132.8	March 2018	63.4	March 2026
Golar Crystal	March 2017	COSCO	187.0	10 years	97.3	March 2020	50.0	March 2027
Golar Bear	June 2020	AVIC	160.0	7 years	100.7	June 2021	45.0	June 2027

(1) In June 2021, GSVM entered into certain amendments to the ICBCL sale and leaseback facilities which included (i) prepayment of $15.0 million for each sale and leaseback facility in July 2021; and (ii) brought forward the obligations to repurchase the Golar Glacier and Golar Snow to April 2023 from October 2024 and January 2025, respectively.

(2) For each of the sale and leaseback arrangements, the first repurchase options were not exercised.

A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of December 31, 2022, are shown below:

(in thousands of $)	2023	2024	2025
Golar Kelvin	19,710	19,764	1,674
Golar Ice	19,710	19,764	1,674
The assets and liabilities of the lessor VIEs that most significantly impact our balance sheets are as follows:

	Successor	Predecessor
(in thousands of $)	December 31, 2022	December 31, 2021
Assets:
Restricted cash and short term deposits	3,435	42,707

Liabilities:
Current portion of long term debt and short term debt (Note 18)(1)	(103,470)	(327,683)
Long term interest bearing debt non-current portion	—	(248,693)
Accrued expenses(2)	(34,367)	(52,391)
Other non-current liabilities(3)	—	(11,500)
Total liabilities	(137,837)	(640,267)
(1) Where applicable, these balances are net of deferred finance charges (Note 18).

(2) Includes accrued interest of lessor VIEs debt which, although consolidated into our results, we have no control over the arrangements negotiated by these lessor VIEs including the repayment profiles.

(3) The lessor VIE declared dividends of $4.0 million and $5.0 million for the years ended December 31, 2021 and 2020, respectively that were included within other non-current liabilities relates to dividend payable for lessor VIE of $11.5 million as of December 31, 2021.The sale and leaseback arrangements related to those lessor VIEs that were settled by GSVM pursuant to the Vessel SPA.

The most significant impact of the lessor VIE's operations are shown below:

	Fiscal Year 2022		Fiscal Year 2021	Fiscal Year 2020
	Successor (Consolidated)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)	Predecessor (Combined Carve-out)
(in thousands of $)	Phased period from January 27, 2022 to December 31, 2022	Phased period from January 1, 2022 to June 30, 2022	January 1, 2021 to December 31, 2021	January 1, 2020 to December 31, 2020
Statement of operations:
Interest expense (1)	4,363	866	16,268	20,059
Statement of cash flows:
Net debt repayments	(47,742)	—	(145,423)	(87,289)
Net debt receipts	—	—	10,402	104,806
Financing costs paid	—	—	(475)	(1,800)
(1) During the Successor Period, the interest expense includes interest at contractual rates of $3.2 million and amortization of fair value adjustments to assumed debt obligations upon acquisition of $1.2 million, respectively.